Cash (Details Narrative) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Dislocure for warrants [text block]
Total cash	$ 5,293,766	$ 3,389,319	$ 426,062	$ 1,011,293